Employees	12 Months Ended
Dec. 31, 2021
Employees
Employees

8.	Employees

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021 Number	2020 Number	2019 Number
Number of employees
Average monthly number or persons (including directors) employed by the Group:
Research and development	61	66	83
Management, administration and operations	8	13	11
	69	79	94

Management includes employees who are involved in both research and development and administrative operations.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Staff costs – included in research and development
Wages and salaries	2,989,066	3,443,726	3,663,845
Social security costs	313,138	386,063	411,114
Pension costs – defined contribution	94,938	130,339	145,223
Share based payments	-	316,259	373,414
	3,397,142	4,276,387	4,593,596
Staff costs – included in administrative expenses
Wages and salaries	877,752	703,366	766,107
Social security costs	56,646	99,040	82,236
Pension costs – defined contribution	42,034	24,548	38,372
Share based payments	-	256,803	462,378
	976,432	1,083,757	1,349,093
Staff costs – combined
Wages and salaries	3,866,818	4,147,091	4,429,952
Social security costs	369,784	485,102	493,350
Pension costs – defined contribution	136,972	154,887	183,595
Share based payments	-	573,062	835,792
Total staff costs	4,373,574	5,360,142	5,942,689

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.	Employees (continued)

Directors’ remuneration	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Directors’ remuneration in respect of qualifying services	1,046,324	967,651	676,557
Directors’ employer’s pension contributions	15,001	14,376	12,453
	1,061,325	982,027	689,010

The total remuneration of the highest paid or receivable by the highest paid director in the year ended December 31, 2021 was £332,468 (2020: £365,194 and 2019: £294,259). The Group pension contributions in respect of the highest paid director totaled £Nil for the year to December 31, 2021 (2020: £Nil and 2019: £8,111). The highest paid director did not exercise any share options in the period. No other directors exercised share options in the period.